Redeemable Non-controlling Interests - Amount of redeemable non controlling interests (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in the amount of redeemable noncontrolling interests
Balance at beginning of year	¥ 7,731
Addition		¥ 6,706
Accretion on redeemable noncontrolling interests to redemption value	1,808	1,025
Repurchase	(4,803)
Disposal	(4,736)
Balance at end of year	¥ 7,731	¥ 7,731